Notes and Capital Lease Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes and Capital Lease Payable [Abstract]
Notes and Capital Lease Payable
Note 8 - Notes and Capital Leases Payable

Notes Payable

On October 24, 2013, we entered into a Loan, Security and Guarantee agreement with the Export-Import Bank of the United States (“Ex-Im Bank”).  Under this agreement, pursuant to the Global Credit Express Program, we can borrow up to a maximum amount of $400,000 from November 4, 2013 until November 4, 2014.  All outstanding principal and accrued and unpaid interest under each disbursement is due and payable in full on November 4, 2014 or per the conditions precedent noted below.  Interest accrues at a rate of 4.24% per year. There were no outstanding principal amounts as of March 31, 2014 and December 31, 2013.

The loan's collateral consists of all of our right, title and interest in and to the following personal property:

All goods, accounts, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles, documents, instruments (including any promissory notes), commercial tort claims, chattel paper (whether tangible or electronic), cash, deposit accounts, certificates of deposit, fixtures, letters of credit rights (whether or not the letter of credit is evidenced by a writing), securities, and all other investment property, supporting obligations, and financial assets, whether now owned or hereafter acquired, wherever located; and books and records relating to the foregoing, and any and all claims, rights and interests in any of the above and all substitutions for, additions, attachments, accessories, accessions and improvements to and replacements, products, proceeds and insurance proceeds of any or all of the foregoing.

Capital Leases Payable

Capital leases payable consisted of the following:

	March 31, 2014	December 31, 2013
	(unaudited)
Capital lease payable to De Lange Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $451.50	20,000	20,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on November 16, 2016, monthly payment of $607.58.	16,000	17,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $604.93.	$16,000	$-
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $415.40.	12,000	-
Total capital leases	64,000	37,000
Less: current portion	(17,000)	(8,000)
Long-term portion of capital leases	$47,000	$29,000

The future minimum lease payments required under the capital leases and the present value of the net minimum lease payments as of March 31, 2014, are as follows:

Year Ending December 31	Amount
2014	$20,000
2015	25,000
2016	24,000
2017	6,000
2018	5,000
Net minimum lease payments	80,000
Less: Amount representing interest	(15,000)
Less: Taxes	(1,000)
Present value of net minimum lease payments	64,000
Less: Current maturities of capital lease obligations	(17,000)
Long-term capital lease obligations	$47,000

Note 9 - Notes and Capital Leases Payable

Notes Payable

On October 24, 2013, we entered into a Loan, Security and Guarantee agreement with the Export-Import Bank of the United States (“Ex-Im Bank”).  Under this agreement, pursuant to the Global Credit Express Program, we can borrow up to a maximum amount of $400,000 from November 4, 2013 until November 4, 2014.  All outstanding principal and accrued and unpaid interest under each disbursement is due and payable in full on November 4, 2014 or per the conditions precedent noted below.  Interest accrues at a rate of 4.24% per year. On November 8, 2013, we borrowed the Maximum amount.  On December 24, 2013, we repaid the principal plus all accrued interest of $402,091 and fees of $1,062.

The loan's collateral consists of all of our right, title and interest in and to the following personal property:

All goods, accounts, equipment, inventory, contract rights or rights to payment of money, leases, license agreements, franchise agreements, general intangibles, documents, instruments (including any promissory notes), commercial tort claims, chattel paper (whether tangible or electronic), cash, deposit accounts, certificates of deposit, fixtures, letters of credit rights (whether or not the letter of credit is evidenced by a writing), securities, and all other investment property, supporting obligations, and financial assets, whether now owned or hereafter acquired, wherever located; and books and records relating to the foregoing, and any and all claims, rights and interests in any of the above and all substitutions for, additions, attachments, accessories, accessions and improvements to and replacements, products, proceeds and insurance proceeds of any or all of the foregoing.

Capital Leases Payable

Capital leases payable consisted of the following:

	December 31,
	2013	2012
Capital lease payable to De Lage Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $451.50	$20,000	$—
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $592.13.	17,000	—
Total capital leases	37,000	—
Less: current portion	(8,000)	—
Long-term portion of capital leases	$29,000	$—

The future minimum lease payments required under the capital leases and the present value of the net minimum lease payments as of December 31, 2013, are as follows:

Year Ending December 31	Amount
2014	$13,000
2015	13,000
2016	12,000
2017	5,000
2018	4,000
Net minimum lease payments	47,000
Less: Amount representing interest	(10,000)
Present value of net minimum lease payments	37,000
Less: Current maturities of capital lease obligations	(8,000)
Long-term capital lease obligations	$29,000